REAL ESTATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Real Estate [Line Items]
Land, building and improvements	$ 29,612,310
Tenant origination and absorption costs	3,632,731	$ 0
Accumulated depreciation and amortization	(493,185)	0
Total real estate investments, net	$ 32,751,856	$ 0
Accredo [Member]
Real Estate [Line Items]
Real Estate, Acquisition, Description	Accredo
Real Estate, Acquisition, Property Location	Orlando, FL
Walgreens [Member]
Real Estate [Line Items]
Real Estate, Acquisition, Description	Walgreens
Real Estate, Acquisition, Property Location	Stockbridge, GA
1905 Hallowell [Member]
Real Estate [Line Items]
Real Estate, Acquisition, Description	1905 Hallowell
Real Estate, Acquisition, Property Location	Litchfield, ME
409 US Route [Member]
Real Estate [Line Items]
Real Estate, Acquisition, Description	409 US Route
Real Estate, Acquisition, Property Location	Wilton, ME
23 Wert Drive [Member]
Real Estate [Line Items]
Real Estate, Acquisition, Description	23 Wert Drive
Real Estate, Acquisition, Property Location	Thompsontown, PA
6696 State Route [Member]
Real Estate [Line Items]
Real Estate, Acquisition, Description	6696 State Route
Real Estate, Acquisition, Property Location	Mt. Gilead, OH
7970 E Harbor Rd [Member]
Real Estate [Line Items]
Real Estate, Acquisition, Description	7970 E Harbor Rd
Real Estate, Acquisition, Property Location	Lakeside, OH
5405 Tiffin Ave [Member]
Real Estate [Line Items]
Real Estate, Acquisition, Description	5405 Tiffin Ave
Real Estate, Acquisition, Property Location	Castalia, OH
5900 Hwy [Member]
Real Estate [Line Items]
Real Estate, Acquisition, Description	5900 Hwy
Real Estate, Acquisition, Property Location	Cedar Park, TX
Office Building [Member] | Accredo [Member]
Real Estate [Line Items]
Land, building and improvements	$ 9,656,862
Tenant origination and absorption costs	1,053,638
Accumulated depreciation and amortization	(264,787)
Total real estate investments, net	10,445,713
Office Building [Member] | 5900 Hwy [Member]
Real Estate [Line Items]
Land, building and improvements	8,392,906
Tenant origination and absorption costs	1,210,873
Accumulated depreciation and amortization	(20,442)
Total real estate investments, net	9,583,337
Retail Site [Member] | Walgreens [Member]
Real Estate [Line Items]
Land, building and improvements	4,147,948
Tenant origination and absorption costs	705,423
Accumulated depreciation and amortization	(177,644)
Total real estate investments, net	4,675,727
Retail Site [Member] | 1905 Hallowell [Member]
Real Estate [Line Items]
Land, building and improvements	1,281,812
Tenant origination and absorption costs	116,302
Accumulated depreciation and amortization	(5,030)
Total real estate investments, net	1,393,084
Retail Site [Member] | 409 US Route [Member]
Real Estate [Line Items]
Land, building and improvements	1,543,776
Tenant origination and absorption costs	140,653
Accumulated depreciation and amortization	(6,438)
Total real estate investments, net	1,677,991
Retail Site [Member] | 23 Wert Drive [Member]
Real Estate [Line Items]
Land, building and improvements	1,199,860
Tenant origination and absorption costs	106,730
Accumulated depreciation and amortization	(4,833)
Total real estate investments, net	1,301,757
Retail Site [Member] | 6696 State Route [Member]
Real Estate [Line Items]
Land, building and improvements	1,174,188
Tenant origination and absorption costs	111,847
Accumulated depreciation and amortization	(4,634)
Total real estate investments, net	1,281,401
Retail Site [Member] | 7970 E Harbor Rd [Member]
Real Estate [Line Items]
Land, building and improvements	1,112,872
Tenant origination and absorption costs	100,857
Accumulated depreciation and amortization	(4,756)
Total real estate investments, net	1,208,973
Retail Site [Member] | 5405 Tiffin Ave [Member]
Real Estate [Line Items]
Land, building and improvements	1,102,086
Tenant origination and absorption costs	86,408
Accumulated depreciation and amortization	(4,621)
Total real estate investments, net	$ 1,183,873